Equity Investments in OCHL (Details 1) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	$ 386,009	$ 830,831
Accounts receivable	24,743	67,876
Inventory	62,548	161,977
Prepaid expenses and other current assets	533,128	495,761
Total current assets	1,006,429	1,556,444
Other assets:
Property and equipment, net of accumulated depreciation	867,975	948,867
Total assets	1,874,205	2,505,311
Current liabilities:
Accounts payable	514,488	695,340
Taxes payable	410,504	241,813
Notes payable, current	207,978	1,404,465
Other accrued liabilities	460,290	592,148
Total current liabilities	1,593,210	2,933,767
Deferred rent - noncurrent	937,459	1,049,144
Total Liabilities	2,530,669	3,982,911
Shareholders deficit	(654,464)	(1,477,670)
Total liabilities and shareholders' deficit	$ 1,874,205	$ 2,505,311